STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)					12 Months Ended
	Jan. 21, 2021	Jan. 19, 2021	Dec. 31, 2020	Sep. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued						$ 26,250
Conversion of common stock shares					148,428,343	216,630,546
Conversion of common stock, value					$ 1,469,004	$ 378,182
Number of warrants exercised			100,909			100,909
Investment received					$ 1,502,000
Investment received shares					22,682,142
Shares issued upon exercise of warrants			28,693,368		29,320,478	28,693,368
General and administrative					$ 9,088,841	$ 3,921,536
Dividend rate
Risk-free interest rate						0.44%
Expected volatility					100.00%	162.24%
Stock based compensation expensee					$ 4,966,508	$ 928,795
Outstanding, intrinsic value, warrants					$ 18,844
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate					0.09%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate					0.13%
Benjamin Kaplan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued upon exercise of warrants			3,358,498			3,358,498
Warrants issued during period, value						$ 720,695
General and administrative						$ 720,695
Warrants exercise price			$ 0.01			$ 0.01
Benjamin Kaplan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price			0.37			$ 0.37
Risk-free interest rate						0.13%
Expected volatility						648.00%
Benjamin Kaplan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price			$ 0.12			$ 0.12
Dividend rate						0.00%
Risk-free interest rate						0.20%
Expected volatility						570.00%
Advisory [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expensee					$ 30,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares					5,681,985
Stock issued					$ 6,709,890
Number of warrants exercised			110,000			110,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares						1,050,000
Stock issued						$ 26,250
Conversion of common stock shares					141,635,524	37,818,154
Conversion of common stock, value					$ 1,469,004	$ 378,182
Common Stock [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense						$ 161,225
Number of stock issued for services						1,183,357
Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of common stock shares						37,818,154
Conversion of common stock, value						$ 378,182
Convertible Promissory Note And Accrued Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares					141,635,524
Stock issued					$ 1,469,004
Ehave [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense					$ 654,647
Number of stock issued for services					7,354,312
Mycotopia [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vested					812,118
Stock issued for services					$ 2,252,000
Strategic Alliance Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares				1,050,000
Strategic Alliance Agreement [Member] | Psychedelitech Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity percentage				10.00%
Strategic Alliance Agreement [Member] | Psychedelitech Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares				1,050,000
Stock issued				$ 26,250
Cost of the investment			$ 26,250		26,250	$ 26,250
Asset Sale And Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares	100,000		353,622
Stock issued	$ 40,000
Asset Sale And Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares	353,622
Stock issued	$ 60,000
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable					100,000
Stock Purchase Agreement [Member] | Former And Current Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares, value		$ 350,000
Purchase of shares		9,793,754
Stock Purchase Agreement [Member] | Common Stock [Member] | Former And Current Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares, value		$ 350,000
Non controlling interest		$ 3,454
Stock Purchase Agreement [Member] | Former And Current Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity percentage		75.77%
Finder's Fee Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, shares						1,250,000
Stock issued						$ 46,875
Compensation for services description						Total compensation for the consultant’s efforts and services shall be a cash fee of 10% of the total principal amount of gross proceeds from any financing and 10% of the total shares of common stock purchased or convertible equivalent.
Stock based compensation expense						$ 63,500
Mycotopia Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
General and administrative					$ 2,317,861
Warrants exercise price					$ 0.01
Vested					812,118
Stock based compensation expensee					$ 2,029,861